Financial instruments - Short and Long-term investments (Details) R$ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Short-term	R$ 3,481,496	R$ 3,453,772
Long-term	45,702	214,765
Investments	3,527,198	3,668,537
Change in fair value in OCI	1,912	(6,971)	R$ 216,466
Bonds
Disclosure of detailed information about financial instruments [line items]
Investments	2,954,236	926,559
Structured notes linked to LFTs
Disclosure of detailed information about financial instruments [line items]
Investments	473,259	2,176,019
Corporate bonds
Disclosure of detailed information about financial instruments [line items]
Investments	51,933	349,540
Equity securities
Disclosure of detailed information about financial instruments [line items]
Investments	R$ 45,702	214,765
Number of shares sold | shares	16.8
Total consideration per share (in R$ per share) | R$ / shares	12.96
Delivery of shares	R$ 218,105
Gains (losses) on financial assets at fair value through profit or loss	30,574	853,056
Change in fair value in OCI		6,971
Investment funds
Disclosure of detailed information about financial instruments [line items]
Investments	2,068	1,654
Listed securities
Disclosure of detailed information about financial instruments [line items]
Short-term	3,006,169	1,276,099
Long-term	0	182,139
Listed securities | Bonds
Disclosure of detailed information about financial instruments [line items]
Short-term	2,954,236	926,559
Long-term	0	0
Listed securities | Structured notes linked to LFTs
Disclosure of detailed information about financial instruments [line items]
Short-term	0	0
Long-term	0	0
Listed securities | Corporate bonds
Disclosure of detailed information about financial instruments [line items]
Short-term	51,933	349,540
Long-term	0	0
Listed securities | Equity securities
Disclosure of detailed information about financial instruments [line items]
Short-term	0	0
Long-term	0	182,139
Listed securities | Investment funds
Disclosure of detailed information about financial instruments [line items]
Short-term	0	0
Long-term	0	0
Unlisted securities
Disclosure of detailed information about financial instruments [line items]
Short-term	475,327	2,177,673
Long-term	45,702	32,626
Unlisted securities | Bonds
Disclosure of detailed information about financial instruments [line items]
Short-term	0	0
Long-term	0	0
Unlisted securities | Structured notes linked to LFTs
Disclosure of detailed information about financial instruments [line items]
Short-term	473,259	2,176,019
Long-term	0	0
Unlisted securities | Corporate bonds
Disclosure of detailed information about financial instruments [line items]
Short-term	0	0
Long-term	0	0
Unlisted securities | Equity securities
Disclosure of detailed information about financial instruments [line items]
Short-term	0	0
Long-term	45,702	32,626
Unlisted securities | Investment funds
Disclosure of detailed information about financial instruments [line items]
Short-term	2,068	1,654
Long-term	R$ 0	R$ 0